SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Sep. 30, 2016
Summary of Option Activity

A summary of option activity as of September 30, 2014, 2015 and 2016, and changes during the years ended September 30, 2014, 2015 and 2016 are presented below:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2013	1,579,732	US$	0.50	6.37	3,389
Exercised	(1,095,732)	US$	0.45

Outstanding, September 30, 2014	484,000	US$	0.35	5.73	1,528

Granted	2,800,000	US$	3.74	9.14
Exercised	(121,024)	US$	0.15
Forfeited	(599,376)	US$	3.22

Outstanding, September 30, 2015	2,563,600	US$	3.36	8.69	—

Exercised	(456,000)	US$	3.54
Forfeited	(24,000)	US$	3.49

Outstanding, September 30, 2016	2,083,600	US$	2.86	7.55	765

Expected to vest, September 30, 2016	1,698,000	US$	3.32	8.14

Exercisable at September 30, 2016	385,600	US$	0.86	4.95	914

Share Options, NonEmployees

A summary of the activities of the share option granted to non-employees as of September 30, 2014, 2015 and 2016, and changes during the years ended September 30, 2014, 2015 and 2016 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value

Outstanding, September 30, 2013	128,200	US$	0.50	4.55	275
Exercised	—

Outstanding, September 30, 2014	128,200	US$	0.35	3.55	405

Exercised	(2,900)	US$	0.18

Outstanding, September 30, 2015	125,300	US$	0.15	2.55	382

Exercised	(68,300)		—

Outstanding, September 30, 2016	57,000		—	1.55	184

Exercisable at September 30, 2016	57,000		—	1.55	184

Weighted-Average Assumptions Used to Calculate Fair Value of Options Granted

The fair value of options granted on November 18, 2014 was estimated on the date of grant using the binomial option pricing model with the following assumptions:

For the year ended September 30, 2015

Weighted average expected volatility	56%
Risk-free interest rate	2.32%
Weighted average expected dividend yield	2.79%
Weighted average fair value of the underlying ordinary shares	$3.7425 per share
Expected average exercise multiple	1.95 times

Summary of Nonvested Restricted Shares Activities

A summary of the nonvested restricted shares activities for the years ended September 30, 2014, 2015 and 2016 is as follows:

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value	Aggregated intrinsic value
	US$
Nonvested restricted shares outstanding at September 30, 2013	125,000	1.22	330
Granted	125,000	4.58
Vested	(125,000)	1.22

Nonvested restricted shares outstanding at September 30, 2014	125,000	4.58	438

Granted	667,372	3.85
Vested	(125,000)	4.58

Nonvested restricted shares outstanding at September 30, 2015	667,372	3.85	2,132

Granted	125,000	3.81
Vested	(328,389)	4.01

Nonvested restricted shares outstanding at September 30, 2016	463,983	3.72	1,499

Nonvested restricted shares expected to vest at September 30, 2016	463,983	3.72	1,499

Share-Based Compensation Expense of Share-Based Awards Granted

Total share-based compensation expense of share-based awards granted to employees, non-employees and non-executive directors recognized for the years ended September 30, 2014, 2015 and 2016 are as follows:

	As of September 30,
	2014	2015	2016
	US$	US$	US$
Cost of sales	—	143	162
General and administrative expenses	503	1,566	1,769
Selling expenses	—	74	84

	503	1,783	2,015